Patents and Licenses - Schedule of Patents and Licenses (Details) - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Balance		$ 452,384	$ 466,714
Balance		438,677	452,384		$ 466,714
Accumulated Amortization [Member]
Statement Line Items [Line Items]
Disposals	[1]	(97,722)
Carrying Amounts [Member]
Statement Line Items [Line Items]
Disposals				[1]
Patents and Licenses [Member] | Accumulated Amortization [Member]
Statement Line Items [Line Items]
Balance		332,643	270,972		214,180
Amortization		65,782	61,671		56,792
Balance		398,425	332,643		270,972
Patents and Licenses [Member] | Carrying Amounts [Member]
Statement Line Items [Line Items]
Balance		452,384	466,714
Balance		438,677	452,384		466,714
Cost [Member]
Statement Line Items [Line Items]
Disposals	[1]	(186,131)
Cost [Member] | Patents and Licenses [Member]
Statement Line Items [Line Items]
Balance		785,027	737,686		670,430
Additions		52,075	77,037		67,608
Effect of changes in foreign exchange rates					(352)
Disposals	[2]		(29,696)
Balance		$ 837,102	$ 785,027		$ 737,686

[1]	The Company disposed of its customer relationships intangible assets and related amortization on November 8, 2019 with the sale of DenseLight (Note 23).
[2]	On November 8, 2019, the Company disposed of certain patents unrelated to the Company's technology on the sale of DenseLight